Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Use of estimates

Use of estimates — The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these condensed consolidated financial statements include the valuation of common stock, common stock warrants, convertible notes, warrant liabilities, and stock options. Results could differ from those estimates. Estimates are periodically reviewed due to changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known.

Use of estimates — The presentation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include the valuation of common stock, common stock warrants, convertible notes, warrant liabilities, and stock options. Results could differ from those estimates. Estimates are periodically reviewed due to changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known.

Fair value measurements

Fair value measurements — Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. The valuation hierarchy contains three levels:

Level 1 —	Valuation inputs are unadjusted quoted market prices for identical assets or liabilities in active markets.
Level 2 —

Valuation inputs are quoted prices for identical assets or liabilities in markets that are not active, quoted market prices for similar assets and liabilities in active markets and other observable inputs directly or indirectly related to the assets or liabilities being measured.

Level 3 —	Valuation inputs are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize observable inputs and minimize unobservable inputs.

In determining the appropriate levels, the Company analyzes the assets and liabilities measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The Company’s financial instruments consist primarily of cash, accounts receivable, inventory and accounts payable. The carrying amount of such instruments approximates fair value due to their short-term nature. The carrying value of long-term debt approximates fair value because of the market interest rate of the debt. The convertible notes and warrant liabilities associated with the Company’s convertible promissory notes are carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above.

The Company holds USDC, a stablecoin redeemable on a one-to-one basis for U.S. dollars and issued by Circle Internet Financial, LLC (“Circle”) and its affiliate, Circle Internet Financial Europe SAS. USDC is accounted for as a financial instrument in the condensed consolidated financial statements. Circle reported that, as of September 30, 2025, underlying reserves were held in cash, short-duration U.S. Treasuries, and overnight U.S. Treasury repurchase agreements within segregated accounts for the benefit of USDC holders.

The Company holds intangible digital assets in the form of $IP Tokens, which are measured at fair value using quoted prices in active markets and are classified as Level 1 within the fair value hierarchy. If a Level 1 input is available, it is required to be utilized as a measure of fair value without any adjustments, including those that would reflect the size of the holdings (including blockage factors). Due to the inherent volatility of cryptocurrency markets, the fair value of these assets may fluctuate significantly, which could materially impact the Company’s financial position and results of operations.

The following table summarizes the Company’s assets and liabilities that are subject to fair value measurement on a recurring basis and the level of inputs used for such measurement:

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total
Asset:
Intangible Digital Assets	$455,648,074	$—	$—	$455,648,074
Total	$455,648,074	$—	$—	$455,648,074

During the nine months ended September 30, 2025 and 2024, there were no transfers between Level 1, Level 2, and Level 3.

Fair value measurements — Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. The valuation hierarchy contains three levels:

Level 1 —	Valuation inputs are unadjusted quoted market prices for identical assets or liabilities in active markets.
Level 2 —

Valuation inputs are quoted prices for identical assets or liabilities in markets that are not active, quoted market prices for similar assets and liabilities in active markets and other observable inputs directly or indirectly related to the assets or liabilities being measured.

Level 3 —	Valuation inputs are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize observable inputs and minimize unobservable inputs.

In determining the appropriate levels, the Company analyzes the assets and liabilities measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The Company’s financial instruments consist primarily of cash, accounts receivable, inventory and accounts payable. The carrying amount of such instruments approximates fair value due to their short-term nature. The carrying value of long-term debt approximates fair value because of the market interest rate of the debt. The convertible notes and warrant liabilities associated with the Company’s convertible promissory notes are carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above.

During the years ended December 31, 2024 and 2023, there were no transfers between Level 1, Level 2, and Level 3.

Concentrations of credit risk

Concentrations of the credit risk — Financial instruments potentially subjecting the Company to concentrations of credit risk consist primarily of accounts receivable, accounts payable and bank demand deposits that may, from time to time, exceed Federal Depository Insurance Corporation (“FDIC”) insurance limits. To mitigate the risks associated with FDIC insured limits, the Company recently opened an Insured Cash Swap (“ICS”) service account at its primary bank. Under terms of the ICS, when the bank places funds for the Company using ICS, the deposit is sent from the Company’s transaction account into deposit accounts at other ICS Network banks in amounts below the standard FDIC insured maximum of $250,000 for overnight settling. If the Company’s account exceeds the FDIC limit of $250,000 at the end of the business day, funds are automatically swept out by the Company’s bank and spread among partner banks in accounts, each totaling less than $250,000. This makes the Company’s funds eligible for FDIC insurance protection each day. The funds are then swept back into the Company’s account at the beginning of the next business day. The aggregate limit that can be protected for the Company under this program is approximately $150 million.

The Company considers the concentration of credit risk associated with its reportable segment that produces and sells alcohol beverages under various brands (the “Heritage Distilling Segment”) accounts receivable to be commercially reasonable and believes that such concentration does not result in the significant risk of near-term severe adverse impacts. As of September 30, 2025 and December 31, 2024, the Heritage Distilling Segment had customers that individually represented 10% or more of its accounts receivable. There were three and two individual customers that together represented 86% and 77% of total accounts receivable, as of September 30, 2025 and December 31, 2024, respectively. There were five and three individual customer accounts that together represented

83% and 64% of total products and distillery services revenue for the nine months ended September 30, 2025 and 2024, respectively. There were three and two individual suppliers that represented 44% and 34% of total accounts payable, as of September 30, 2025 and December 31, 2024, respectively.

Concentration of Revenues – Heritage Distilling Segment	Nine Months Ended September 30,
	2025	2024
Customer A	24%	35%
Customer B	27%	13%
Customer C	17%	16%
Customer D	10%	—%
Customer E	12%	—%
	90%	64%

With the addition of the $IP Token validator revenues commencing in September 2025, the Company does not expect that any of these customers will account for 10% or more of the Company’s accounts receivable in the future.

Concentrations of credit risk — Financial instruments potentially subjecting the Company to concentrations of credit risk consist primarily of accounts receivable, accounts payable and bank demand deposits that may, from time to time, exceed Federal Depository Insurance Corporation (“FDIC”) insurance limits. To mitigate the risks associated with FDIC insured limits the Company recently opened an Insured Cash Swap (“ICS”) service account at its primary bank. Under terms of the ICS, when the bank places funds for the Company using ICS, the deposit is sent from the Company’s transaction account into deposit accounts at other ICS Network banks in amounts below the standard FDIC insured maximum of $250,000 for overnight settling. If the Company’s account exceeds the FDIC limit of $250,000 at the end of the business day, funds are automatically swept out by the Company’s bank and spread among partner banks in accounts, each totaling less than $250,000. This makes the Company’s funds eligible for FDIC insurance protection each day. The funds are then swept back into the Company’s account at the beginning of the next business day. The aggregate limit that can be protected for the Company under this program is approximately 150 million.

The Company considers the concentration of credit risk associated with its accounts receivable to be commercially reasonable and believes that such concentration does not result in the significant risk of near-term severe adverse impacts. As of December 31, 2024 and December 31, 2023, the Company had customers that individually represented 10% or more of the Company’s accounts receivable. There were two and two individual customers that together represented 77% and 71% of total accounts receivable, as of December 31, 2024 and December 31, 2023, respectively. There were five and four individual customer accounts that together represented 80% and 64% of total revenue for the years ended December 31, 2024 and 2023, respectively. There were two and three individual suppliers that together represented 34% and 48% of total accounts payable, as of December 31, 2024 and December 31, 2023, respectively.

Concentration of Revenues

	For the Years Ended December 31,
	2024	2023
Customer A	23%	11%
Customer B	10%	10%
Customer C	10%	17%
Customer D	11%	—%
Customer E	25%	—%
Customer F	—%	27%
	79%	65%

Accounts receivable

Accounts receivable — Accounts receivable are reported at net realizable value. Receivables consist of amounts due from distributors. In evaluating the collectability of individual receivable balances, the Company considers several factors, including the age of the balance, the customers’ historical payment history, its credit worthiness and economic trends. There was no allowance for credit losses as of September 30, 2025 and December 31, 2024.

Accounts receivable — Accounts receivable are reported at net realizable value. Receivables consist of amounts due from distributors. In evaluating the collectability of individual receivable balances, the Company considers several factors, including the age of the balance, the customers’ historical payment history, its credit worthiness and economic trends. There was no allowance for credit losses as of December 31, 2024 and 2023.

Inventories

Inventories — Inventories are stated at the lower of cost or net realizable value, with cost being determined under the weighted average method, and consist of raw materials, work-in-process, and finished goods. Costs associated with spirit production and other costs related to manufacturing of products for sale, are recorded as inventory. Work-in-process inventory is comprised of all accumulated costs of raw materials, direct labor, and manufacturing overhead to the respective stage of production. Finished goods and raw materials inventory includes the supplier cost, shipping charges, import fees, and federal excise taxes. Management routinely monitors inventory and periodically writes off damaged and unsellable inventory. There was no valuation allowance as of September 30, 2025 and December 31, 2024.

The Company holds volumes of barreled whiskey, which will not be sold within one year due to the duration of the aging process. Consistent with industry practices, all barreled whiskey is classified as work-in-process inventory and is included in current assets.

Inventories — Inventories are stated at the lower of cost or net realizable value, with cost being determined under the weighted average method, and consist of raw materials, work-in-process, and finished goods. Costs associated with spirit production and other costs related to manufacturing of products for sale, are recorded as inventory. Work-in-process inventory is comprised of all accumulated costs of raw materials, direct labor, and manufacturing overhead to the respective stage of production. Finished goods and raw materials inventory includes the supplier cost, shipping charges, import fees, and federal excise taxes. Management routinely monitors inventory and periodically writes off damaged and unsellable inventory. There was no valuation allowance as of December 31, 2024 and 2023.

The Company holds volumes of barreled whiskey, which will not be sold within one year due to the duration of the aging process. Consistent with industry practices, all barreled whiskey is classified as work-in-process inventory and is included in current assets.

Goodwill

Goodwill — Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. Goodwill is not subject to amortization, and instead, assessed for impairment annually at the end of each fiscal year, or more frequently when events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount in accordance with ASC 350 — Intangibles — Goodwill and Other.

The Company has the option to first assess qualitative factors to determine whether events or circumstances indicate it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, in which case a quantitative impairment test is not required.

As provided for by ASU 2017-04, Simplifying the Test for Goodwill Impairment, the quantitative goodwill impairment test is performed by comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. An impairment loss is recognized for any excess of the carrying amount of the reporting unit over its fair value up to the amount of goodwill allocated to the reporting unit. Income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit are considered when measuring the goodwill impairment loss, if applicable.

Goodwill — Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. Goodwill is not subject to amortization, and instead, assessed for impairment annually at the end of each fiscal year, or more frequently when events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount in accordance with ASC 350 — Intangibles — Goodwill and Other.

The Company has the option to first assess qualitative factors to determine whether events or circumstances indicate it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, in which case a quantitative impairment test is not required.

As provided for by ASU 2017-04, Simplifying the Test for Goodwill Impairment, the quantitative goodwill impairment test is performed by comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. An impairment loss is recognized for any excess of the carrying amount of the reporting unit over its fair value up to the amount of goodwill allocated to the reporting unit. Income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit are considered when measuring the goodwill impairment loss, if applicable.

Intangible Digital Assets

Intangible Digital Assets — The Company holds intangible digital assets in the form of $IP Tokens. Substantially all of the digital assets are held for investment purposes. The Company does not engage in regular trading of these assets but may stake them. Intangible digital assets that are held for investment are initially recorded at cost and are subsequently remeasured to fair value at the end of each reporting period, with changes in fair value recognized in Change in Fair Value of Intangible Digital Assets in the condensed consolidated statements of operations. Fair value is measured using quoted intangible digital asset prices within the Company’s principal market at the time of measurement. The Company considers Coinbase to be its principal market for the valuation and reporting of digital assets, as Coinbase has the highest trading volume of $IP Tokens and is the market in which the Company transacts in $IP Tokens. Realized gains and losses on dispositions are recognized on a specific identification basis for $IP Tokens held for investment. Cash inflow from dispositions of intangible digital assets held for investment are reflected in cash flows from investing activities in the condensed consolidated statement of cash flows.

The Company receives $IP Tokens as blockchain rewards in its validator operations, with such intangible digital assets converted to cash nearly immediately. Intangible digital assets earned in the Company’s validator operations are initially recorded at the fair value of the $IP Tokens received at contract inception as an addition to intangible digital assets and in Crypto and Related Revenue in the consolidated statement of operations. The intangible digital assets are subsequently remeasured to fair value at the end of each reporting period, with changes in fair value recognized in Change in Fair Value of Intangible Digital Assets in the condensed consolidated statements of operations. Fair value is measured using quoted intangible digital asset prices within the Company’s principal market at the time of measurement. Realized revenues on disposition are recognized on a first-in-first-out basis. Cash flows from dispositions of intangible digital assets earned in the Company’s validator operations are reflected in cash flows used in operating activities.

Finite-Lived Intangible Assets

Finite-Lived Intangible Assets — Intangible assets are recorded at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets acquired through business combinations are measured at fair value at the acquisition date, and are amortized over estimated useful lives of 6 to 10 years.

Intangible assets with finite lives are comprised of customer relationships and intellectual property and are amortized over their estimated useful lives on an accelerated basis over the projected pattern of economic benefits. Finite-lived intangible assets are reviewed for impairment annually, or more frequently when events or changes in circumstances indicate that it is more likely than not that the fair value has been reduced to less than its carrying amount.

Finite-Lived Intangible Assets — Intangible assets are recorded at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets acquired through business combinations are measured at fair value at the acquisition date, and are amortized over estimated useful lives of 6 to 10 years.

Intangible assets with finite lives are comprised of customer relationships and intellectual property and are amortized over their estimated useful lives on an accelerated basis over the projected pattern of economic benefits. Finite-lived intangible assets are reviewed for impairment annually, or more frequently when events or changes in circumstances indicate that it is more likely than not that the fair value has been reduced to less than its carrying amount.

Property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation — Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets — generally three to twenty years. Leasehold improvements are amortized on a straight-line basis over the shorter of the asset’s estimated useful life or the term of the lease. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service for their intended use. When the asset is available for use, it is transferred from construction in progress to the appropriate category of property and equipment and depreciation on the item commences.

Upon retirement or sale, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the consolidated statement of operations. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized.

Property and equipment, net of accumulated depreciation — Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets — generally three to twenty years. Leasehold improvements are amortized on a straight-line basis over the shorter of the asset’s estimated useful life or the term of the lease. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service for their intended use. When the asset is available for use, it is transferred from construction in progress to the appropriate category of property and equipment and depreciation on the item commences.

Upon retirement or sale, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the consolidated statement of operations. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized.

Leases

Leases — The Company has operating leases for corporate offices, warehouses, distilleries and tasting rooms that are accounted for under ASC 842. The Company determines if an arrangement is a lease at inception. Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from a lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. The Company recognizes lease expense for lease payments on a straight-line basis over the term of the lease. Operating lease ROU assets also include the impact of any lease incentives. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification. For modified leases, the Company also reassess the lease classification as of the modification’s effective date.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s operating leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environments where the leased asset is located. The incremental borrowing rate is calculated by modeling the Company’s credit rating based on its historic arm’s-length secured borrowing facility and estimating an appropriate credit rating for similar secured debt instruments. The Company’s calculated credit rating on secured debt instruments determines the yield curve used. In addition, an incremental credit spread is estimated and applied to reflect the Company’s ability to continue as a going concern. Using the spread adjusted yield curve with a maturity equal to the remaining lease term, the Company determines the borrowing rates for all operating leases.

The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non- cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

Operating lease transactions are included in operating lease ROU assets, current operating lease liabilities and operating lease liabilities, net of current portion on the consolidated balance sheets.

Leases — The Company has operating leases for corporate offices, warehouses, distilleries and tasting rooms that are accounted for under ASC 842. The Company determines if an arrangement is a lease at inception. Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from a lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. The Company recognizes lease expense for lease payments on a straight-line basis over the term of the lease. Operating lease ROU assets also include the impact of any lease incentives. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification. For modified leases, the Company also reassess the lease classification as of the modification’s effective date.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s operating leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environments where the leased asset is located. The incremental borrowing rate is calculated by modeling the Company’s credit rating based on its historic arm’s-length secured borrowing facility and estimating an appropriate credit rating for similar secured debt instruments. The Company’s calculated credit rating on secured debt instruments determines the yield curve used. In addition, an incremental credit spread is estimated and applied to reflect the Company’s ability to continue as a going concern. Using the spread adjusted yield curve with a maturity equal to the remaining lease term, the Company determines the borrowing rates for all operating leases.

The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non-cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

Operating lease transactions are included in operating lease ROU assets, current operating lease liabilities and operating lease liabilities, net of current portion on the consolidated balance sheets.

Impairment of long-lived assets

Impairment of long-lived assets — All of the Company’s long-lived assets held and used are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include: significant underperformance of the business in relation to expectations; significant negative industry or economic trends; and significant changes or planned changes in the use of the assets. When such an event occurs, future cash flows expected to result from the use of the asset and its eventual disposition is estimated. If the undiscounted expected future cash flows are less than the carrying amount of the asset, an impairment loss is recognized for the difference between the asset’s fair value and its carrying value. The Company did not record any impairment losses on long-lived assets for the nine months ended September 30, 2025 and 2024.

Impairment of long-lived assets — All of the Company’s long-lived assets held and used are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include: significant underperformance of the business in relation to expectations; significant negative industry or economic trends; and significant changes or planned changes in the use of the assets. When such an event occurs, future cash flows expected to result from the use of the asset and its eventual disposition is estimated. If the undiscounted expected future cash flows are less than the carrying amount of the asset, an impairment loss is recognized for the difference between the asset’s fair value and its carrying value. The Company did not record any impairment losses on long-lived assets for the years ended December 31, 2024 and 2023.

Investments/Investment in Flavored Bourbon LLC

Investments/Investment in Flavored Bourbon LLC — Non-marketable equity investments of privately held companies are accounted for as equity securities without readily determinable fair value at cost minus impairment, as adjusted for observable price changes in orderly transactions for identical or similar investment of the same issue pursuant to Accounting Standards Codification (“ASC”) Topic 321 Investments — Equity Securities (“ASC 321”) as the Company does not exert any significant influence over the operations of the investee company.

The Company performs a qualitative assessment at each reporting period considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Company considers include but are not limited to: i) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, iii) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, iv) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; and v) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants. If the qualitative assessment indicates that the investment is impaired, a loss is recorded equal to the difference between the fair value and carrying value of the investment.

As of September 30, 2025 and December 31, 2024, the Company had a 12.2% ownership interest in Flavored Bourbon, LLC., respectively, and did not record any impairment charges related to its investment in Flavored Bourbon, LLC for the year ended December 31, 2024. See also Note 11 — Payment Upon Sale of Flavored Bourbon, LLC.

Investments/Investment in Flavored Bourbon LLC — Non-marketable equity investments of privately held companies are accounted for as equity securities without readily determinable fair value at cost minus impairment, as adjusted for observable price changes in orderly transactions for identical or similar investment of the same issue pursuant to Accounting Standards Codification (“ASC”) Topic 321 Investments — Equity Securities (“ASC 321”) as the Company does not exert any significant influence over the operations of the investee company.

The Company performs a qualitative assessment at each reporting period considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Company considers include but are not limited to: i) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, iii) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, iv) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; and v) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants. If the qualitative assessment indicates that the investment is impaired, a loss is recorded equal to the difference between the fair value and carrying value of the investment.

As of December 31, 2024 and 2023, the Company had a 12.2% and 15.1% ownership interest in Flavored Bourbon, LLC., respectively, and did not record any impairment charges related to its investment in Flavored Bourbon, LLC for the year ended December 31, 2023. See also Note 5 — Payment Upon Sale of Flavored Bourbon, LLC. In January 2024, Flavored Bourbon LLC conducted a capital call, seeking to raise $12 million from current and new investors at the same valuation as the last raise (which was in 2021). The Company chose not to participate in the raise, but still retained its rights to full recovery of is capital account of $25.3 million, with the Company being guaranteed a pay out of this $25.3 million in the event the brand is sold to a third party, or the Company can block such sale. As of December 31, 2024, a total of $9,791,360 of the $12 million was raised. It is unclear if there will be an attempt to raise the remaining amount under the offering. The Company retains 12.2% ownership interest in this entity plus a 2.5% override in the waterfall of distributions. As a result of the January 2024 capital call, which was the first triggering event to perform a review of the fair value of its Investment in Flavored Bourbon, LLC since the prior transaction in 2021, in accordance with adjusting for observable price changes for similar investments of the same issuer pursuant to ASC 321 as noted above, the Company performed a qualitative assessment of its Investment in Flavored Bourbon, LLC. The Company determined that the Class E Units being offered were similar enough to the Company’s investment in Class A Units (with differences including the Class A Units’ liquidation preference seniority and preferential voting rights related to sale or liquidation) to trigger a reassessment of the value of the Company’s Investment in Flavored Bourbon LLC, which was done using the Option Pricing Model Backsolve Valuation Method (“OPM Backsolve Valuation Method”). The Company’s analysis determined the fair value of its Investment in Flavored Bourbon, LLC, should be adjusted to $14,285,000 as of June 30, 2024 from $10,864,000 recorded previously, with the resulting increase in fair value of $3,421,000 recorded as gain on increase in value of Flavored Bourbon, LLC on the condensed consolidated statement of operations for the year ended December 31, 2024.

The OPM Backsolve Valuation Method derives the implied equity value for one type of equity security from a contemporaneous transaction involving another type of security. The recent transaction involving Class E Units was utilized as the reference transaction in the OPM Backsolve Valuation Method analysis to derive a value of the Company’s Class A Units. The OPM Backsolve Valuation Method analysis applies the Black-Scholes-Merton option pricing model, which is impacted by the following assumptions:

•        Expected Term.    The probability weighted expected term incorporates the Company’s assumptions about the time necessary for the business to develop and position itself for a potential liquidity event.

•        Expected Volatility.    As Flavored Bourbon, LLC shares are privately held, the volatility used is based on a benchmark of comparable companies within the distilled spirits industry.

•        Expected Dividend Yield.    The dividend rate used is zero as Flavored Bourbon, LLC has never paid any cash dividends, and the Company does not anticipate any in the foreseeable future.

•        Risk-Free Interest Rate.    The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected term.

The assumptions the Company used in calculating the fair value as of June 30, 2024 included: expected term of 5 years; expected volatility of 70%; expected dividends of $0; and, risk-free interest rate of 4.08% (based on the 5-year T-Bill rate).

Treasury stock

Treasury stock — Treasury stock is shares of the Company’s own stock that have been issued and subsequently repurchased by the Company. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends.

The Company accounts for treasury stock under the cost method. Upon the retirement of treasury shares, the Company deducts the par value of the retired treasury shares from common stock and allocates the excess of cost over par value as a deduction to additional paid-in capital based on the pro-rata portion of additional paid-in-capital, and the remaining excess as an increase to retained earnings/(accumulated deficit). Retired treasury shares revert to the status of authorized but unissued shares. All shares repurchased to date have been retired. For the nine months ended September 30, 2025 and 2024, the Company repurchased 0 and 1 shares of common stock, respectively.

Treasury stock — Treasury stock is shares of the Company’s own stock that have been issued and subsequently repurchased by the Company. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends.

The Company accounts for treasury stock under the cost method. Upon the retirement of treasury shares, the Company deducts the par value of the retired treasury shares from common stock and allocates the excess of cost over par value as a deduction to additional paid-in capital based on the pro-rata portion of additional paid-in-capital, and the remaining excess as an increase to accumulated deficit. Retired treasury shares revert to the status of authorized but unissued shares. All shares repurchased to date have been retired. For the years ended December 31, 2024 and 2023, the Company repurchased 1 and 3 shares of common stock at a price of $3,157.80 per share, respectively.

Revenue recognition

Revenue recognition — The Company determines revenue recognition from contracts with customers through the following steps:

•        Identification of the contract, or contracts, with the customer;

•        Identification of the performance obligation in the contract;

•        Determination of the transaction price;

•        Allocation of the transaction price to the performance obligations in the contracts; and

•        Recognition of the revenue when, or as, the Company satisfies a performance obligation.

Revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

Spirits Business

The Company’s Spirits business revenue consists primarily of the sale of spirits domestically in the United States. Customers consist primarily of direct consumers. The Company’s revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and the obligation has been fulfilled, which is when the related goods are shipped or delivered to the customer, depending upon the method of distribution and shipping terms. Revenue is measured as the amount of consideration the Company expects to receive in exchange for the sale of a product. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Sales terms do not allow for a right of return unless the product is damaged. Historically, returns have not been material to the Company. Amounts billed to customers for shipping and handling are included in sales. The results of operations are affected by economic conditions, which can vary significantly by time of year and can be impacted by the consumer disposable income levels and spending habits.

Direct to Consumer — The Company sells its spirits and other merchandise directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet (e-commerce).

Spirits club membership sales are made under contracts with customers, which specify the quantity and timing of future shipments. Customer credit cards are charged in advance of quarterly shipments in accordance with each contract. The Company transfers control and recognizes revenue for these contracts upon shipment of the spirits to the customer.

Tasting room and internet spirit sales are paid for at the time of sale. The Company transfers control and recognizes revenue for the spirits and merchandise when the product is either received by the customer (on-site tasting room sales) or upon shipment to the customer (internet sales).

The Company periodically offers discounts on spirits and other merchandise sold directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet. All discounts are recorded as a reduction of retail product revenue.

Wholesale — The Company sells its spirits to wholesale distributors under purchase orders. The Company transfers control and recognizes revenue for these orders upon shipment of the spirits from the Company’s warehouse facilities. Payment terms to wholesale distributors typically range from 30 to 45 days. The Company pays depletion allowances to its wholesale distributors based on their sales to their customers which are recorded as a reduction of wholesale product revenue. The Company also pays certain incentives to distributors which are reflected net within revenues as variable consideration. The total amount of depletion allowances and sales incentives for the nine months ended September 30, 2025 and 2024 was $15,114 and $50,541, respectively.

Third Party — The Company produced and sold barreled spirits to Third Party customers who either hold them for investment or who have a plan to use the product in the future once the spirits are finished aging. Third Party Barreled Spirits were paid with a deposit up front, with the remainder billed at the time of completion when the finished spirits were produced and supplied to the customer. In most cases, the barrels are stored during aging for the customer at a fee. As of September 30, 2025 and December 31, 2024, the Company had deferred revenues of $91,310 and $100,099, respectively, included in other current liabilities within the consolidated balance sheets. These performance obligations are expected to be satisfied within one year.

Service revenue — Represents fees for distinct value-added services that the Company provides to third parties, which may include production, bottling, marketing consulting and other services aimed at growing and improving brands and sales. Revenue is billed monthly and earned and recognized over-time as the agreed upon services are completed. The Company recorded $780,250 and $1,258,820 in service revenue in the condensed consolidated statements of operations for the nine months ended September 30, 2025 and 2024, respectively. There is no contractually committed service revenue that would give rise to an unsatisfied performance obligation at the end of each reporting period.

Crypto and Related Revenue

Blockchain rewards/validator business from staking tokens — The Company operates multiple validator nodes on the Story Network and earns $IP Tokens as rewards and commission income for validating transactions and maintaining network security. These activities include both self-staking (using the Company’s own tokens) and providing validation services to third-party delegators. Validator services were tested in early September and were fully functional as of September 18, 2025. Therefore, revenue from this activity was active for approximately two weeks of the twelve weeks of the entire quarter.

The Company earns commission income in the form of $IP Tokens from validator operations and staking rewards in the form of $IP Tokens from self-staking. A contract with enforceable rights and obligations exists when the Company stakes its tokens to the validator and starts solving blocks on the Story blockchain, which is the customer by analogy. Each block creation or validation is a performance obligation. Revenue is recognized at the point when the block creation or validation is complete and the rewards are transferred into a digital wallet that the Company controls. Revenue is measured based on the number of tokens received and the fair value of the token at contract inception. Because the Company does not unilaterally control the validator, the Company is not the principal to the validation service. As such, the Company presents staking rewards and commission income as revenue on a net basis, reflecting only the portion of protocol rewards and commission to which it is entitled.

The following table presents revenue disaggregated by sales channel:

	For the Nine Months Ended September 30,
	2025	2024
Direct to Consumer	$1,757,198	$2,526,302
Wholesale	956,814	1,299,067
Third Party	—	225,718
Total Products Revenue	2,714,012	4,051,087
Distillery Services	780,250	1,258,820
Total Revenue from Contracts with Customers	3,494,262	5,309,907
Crypto and Related Revenue	1,908,544	—
Total Revenue	$5,402,806	$5,309,907

Revenue recognition — The Company’s revenue consists primarily of the sale of spirits domestically in the United States. Customers consist primarily of direct consumers. The Company’s revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and the obligation has been fulfilled, which is when the related goods are shipped or delivered to the customer, depending upon the method of distribution and shipping terms. Revenue is measured as the amount of consideration the Company expects to receive in exchange for the sale of a product. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Sales terms do not allow for a right of return unless the product is damaged. Historically, returns have not been material to the Company. Amounts billed to customers for shipping and handling are included in sales. The results of operations are affected by economic conditions, which can vary significantly by time of year and can be impacted by the consumer disposable income levels and spending habits.

Direct to Consumer — The Company sells its spirits and other merchandise directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet (e-commerce).

Spirits club membership sales are made under contracts with customers, which specify the quantity and timing of future shipments. Customer credit cards are charged in advance of quarterly shipments in accordance with each contract. The Company transfers control and recognizes revenue for these contracts upon shipment of the spirits to the customer.

Tasting room and internet spirit sales are paid for at the time of sale. The Company transfers control and recognizes revenue for the spirits and merchandise when the product is either received by the customer (on-site tasting room sales) or upon shipment to the customer (internet sales).

The Company periodically offers discounts on spirits and other merchandise sold directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet. All discounts are recorded as a reduction of retail product revenue.

Wholesale — The Company sells its spirits to wholesale distributors under purchase orders. The Company transfers control and recognizes revenue for these orders upon shipment of the spirits from the Company’s warehouse facilities. Payment terms to wholesale distributors typically range from 30 to 45 days. The Company pays depletion allowances to its wholesale distributors based on their sales to their customers which are recorded as a reduction of wholesale product revenue. The Company also pays certain incentives to distributors which are reflected net within revenues as variable consideration. The total amount of depletion allowances and sales incentives for years ended December 31, 2024 and 2023 were $54,030 and $66,271, respectively.

Third Party — The Company produces and sells barreled spirits to Third Party customers who either hold them for investment or who have a plan to use the product in the future once the spirits are finished aging. Third Party Barreled Spirits are paid with a deposit up front, with the remainder billed at the time of completion when the finished spirits are then produced and supplied to the customer. In most cases, the barrels are stored during aging for the customer at a fee. As of December 31, 2024 and 2023, the Company had deferred revenues of $100,099 and $1,039,863, respectively, included in other current liabilities within the consolidated balance sheets. These performance obligations are expected to be satisfied within one year.

Service revenue — Represents fees for distinct value-added services that the Company provides to third parties, which may include production, bottling, marketing consulting and other services aimed at growing and improving brands and sales. Revenue is billed monthly and earned and recognized over-time as the agreed upon services are completed. The Company recorded $1,787,555 and $2,834,742 in service revenue in the consolidated statements of operations for the years ended December 31, 2024 and 2023, respectively. There is no contractually committed service revenue that would give rise to an unsatisfied performance obligation at the end of each reporting period.

The following table presents revenue disaggregated by sales channel:

	For the Years Ended December 31,
	2024	2023
Direct to Consumer	$3,899,493	$3,183,664
Wholesale	1,595,553	1,657,851
Third Party	1,119,887	294,967
Total Products Net Sales	6,614,933	5,136,482
Services	1,787,555	2,834,742
Total Net Sales	$8,402,488	$7,971,224

Substantially all revenue is recognized from sales of goods or services transferred when contract performance obligations are met. As such, the accompanying consolidated financial statements present financial information in a format which does not further disaggregate revenue, as there are no significant variations in economic factors affecting the nature, amount, timing, and uncertainty of cash flows.

Excise taxes

Excise taxes — Excise taxes are levied on alcoholic beverages by governmental agencies. For imported alcoholic beverages, excise taxes are levied at the time of removal from the port of entry and are payable to the U.S. Customs and Border Protection (the “CBP”). For domestically produced alcoholic beverages, excise taxes are levied at the time of removal from a bonded production site and are payable to the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”). These taxes are not collected from customers but are instead the responsibilities of the Company. The Company’s accounting policy is to include excise taxes in “Cost of Sales” within the consolidated statements of operations, which totaled $113,164 and $144,711 for the nine months ended September 30, 2025 and 2024, respectively.

Excise taxes — Excise taxes are levied on alcoholic beverages by governmental agencies. For imported alcoholic beverages, excise taxes are levied at the time of removal from the port of entry and are payable to the U.S. Customs and Boarder Protection (the “CBP”). For domestically produced alcoholic beverages, excise taxes are levied at the time of removal from a bonded production site and are payable to the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”). These taxes are not collected from customers but are instead the responsibilities of the Company. The Company’s accounting policy is to include excise taxes in “Cost of Sales” within the consolidated statements of operations, which totaled $232,073 and $230,230 for the years ended December 31, 2024 and 2023, respectively.

Shipping and handling costs

Shipping and handling costs — Shipping and handling costs of $118,246 and $153,323 were included in “Cost of Sales” within the condensed consolidated statements of operations for the nine months ended September 30, 2025 and 2024, respectively.

Shipping and handling costs — Shipping and handling costs of $248,005 and $165,961 were included in “Cost of Sales” within the consolidated statements of operations for the years ended December 31, 2024 and 2023, respectively.

Stock-based compensation

Stock-based compensation — The Company measures compensation for all stock-based awards at fair value on the grant date and recognizes compensation expense over the service period on a straight-line basis for awards expected to vest. (See also Note 8: stock options; and, restricted stock units.)

The fair value of stock options granted is estimated on the grant date using the Black-Scholes option pricing model. The Company uses a third-party valuation firm to assist in calculating the fair value of the Company’s stock options. This valuation model requires the Company to make assumptions and judgment about the variables used in the calculation, including the volatility of the Company’s common stock and assumed risk-free interest rate, expected years until liquidity, and discount for lack of marketability. Forfeitures are accounted for and are recognized in calculating net expense in the period in which they occur. Stock-based compensation from vested stock options, whether forfeited or not, is not reversed.

During the nine months ended September 30, 2025 and 2024, the Company did not grant any stock option awards. The Company has not granted any stock options since 2019, when the Company’s 2018 Plan was terminated in favor of the 2019 Plan, under which, the Company has granted restricted stock units (“RSUs”). See Note 8. Upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 125,000 shares of common stock. On June 24, 2025, the shareholders approved an increase in the number of shares authorized for issuance under the 2024 Plan up to 250,000 shares of common stock. On September 18, 2025, the shareholders approved an increase in the number of shares authorized for issuance under the 2024 Plan up to 1,750,000 shares of common stock. As of September 30, 2025, the Company had made grants of 127,750 shares of common stock under the 2024 Plan, and 1,622,250 shares remained authorized for grant.

Stock option awards generally vest on time-based vesting schedules. Stock-based compensation expense is recognized based on the value of the portion of stock-based payment awards that is ultimately expected to vest and become exercisable during the period. The Company recognizes compensation expense for all stock-based payment awards made to employees, directors, and non-employees using a straight-line method, generally over a service period of four years.

Stock-based compensation — The Company measures compensation for all stock-based awards at fair value on the grant date and recognizes compensation expense over the service period on a straight-line basis for awards expected to vest.

The fair value of stock options granted is estimated on the grant date using the Black-Scholes option pricing model. The Company uses a third-party valuation firm to assist in calculating the fair value of the Company’s stock options. This valuation model requires the Company to make assumptions and judgment about the variables used in the calculation, including the volatility of the Company’s common stock and assumed risk-free interest rate, expected years until liquidity, and discount for lack of marketability. Forfeitures are accounted for and are recognized in calculating net expense in the period in which they occur. Stock-based compensation from vested stock options, whether forfeited or not, is not reversed.

In the past the Company granted stock options to purchase common stock with exercise prices equal to the value of the underlying stock, as determined by the Company’s Board of Directors on the date the equity award was granted.

The Board of Directors determines the value of the underlying stock by considering several factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company’s stockholders, and the lack of liquidity of the Company’s common stock.

During the years ended December 31, 2024 and 2023, the Company did not grant any stock option awards. The Company has not granted any stock options since 2019, when the Company’s 2018 Plan was terminated in favor of the 2019 Plan, under which, the Company has granted RSUs. See Note 9. Upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 125,000 shares of common stock.

Stock option awards generally vest on time-based vesting schedules. Stock-based compensation expense is recognized based on the value of the portion of stock-based payment awards that is ultimately expected to vest and become exercisable during the period. The Company recognizes compensation expense for all stock-based payment awards made to employees, directors, and non-employees using a straight-line method, generally over a service period of four years.

Advertising

Advertising — The Company expenses costs relating to advertising either as costs are incurred or the first time the advertising takes place. Advertising expenses totaled $178,483 and $311,195 for the nine months ended September 30, 2025 and 2024, respectively, and were included in “Sales and marketing” in the condensed consolidated statements of operations.

Advertising — The Company expenses costs relating to advertising either as costs are incurred or the first time the advertising takes place. Advertising expenses totaled $427,398 and $920,879 for the years ended December 31, 2024 and 2023, respectively and were included in “Sales and marketing” in the consolidated statements of operations.

Income taxes

Income taxes — The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 740, “Income Taxes” for establishing and classifying any tax provisions for uncertain tax positions. The Company’s policy is to recognize and include accrued interest and penalties related to unrecognized tax benefits as a component of income tax expenses. The Company is not aware of any entity level uncertain tax positions.

Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in operations in the period that includes the enacted date.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the U.S. The OBBBA includes significant tax related provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act of 2017 (Tax Act), modifications to the international tax framework, and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates with the earliest provisions taking effect in fiscal 2025 and others beginning in fiscal 2026 and beyond. ASC 740, “Income Taxes”, requires the effects of changes in tax rates and laws on deferred tax balances to be recognized in the period in which the legislation is enacted. The Company reflected the impact in our deferred balances for the year ended September 30, 2025, and will monitor future effects as new guidance emerges.

As of September 30, 2025 the Company recorded a provision for income taxes (of 21%) and a deferred income tax liability of $49,426,794 based on its year to date net income before income taxes. In recording the deferred tax liability, the Company fully reserved against its net operating loss carryforwards, not assuming the use of any of its accrued loss carryforwards at this time. The Company is awaiting the completion of a Section 382 net operating loss (“NOL”) review to determine to what extent past NOLs can be used moving forward, and if so, how much and over what period of time they can be used. As of December 31, 2024, the Company had $61,234,307 in federal net operating loss carryforwards, some or all of which could be used to offset the currently booked net income to reduce any possible tax liability. The need for the Section 382 review was triggered by the August 15, 2025 PIPE’s size and total number of new shares issued relative to the Company’s previously outstanding shares of common stock and the ownership changes thereof. The Company anticipates the Section 382 report will be finalized prior to year end, which would allow for a full year tax and NOL reconciliation taking into account the $IP Token’s value as of December 31, 2025 and any resulting gain or loss to be recognized based on that final price.

While the Company believes some amount of the NOLs will be available to use in the future, since the amount cannot yet be quantified, the Company has elected to fully reserve against the use of any such tax benefits at this time. Further, the net income and the resulting tax for the nine months ended September 30, 2025 is based on the fair value of $8.54 per $IP Token as of September 30, 2025. Given the closing price of the $IP Token of $3.32 subsequent to September 30, 2025 (at the close of November 13, 2025), the currently reported gain on change in fair value of intangible digital assets reported for the nine months ended September 30, 2025 would necessarily assumed to be offset by losses on change in fair value of intangible digital assets in the quarter ended December 31, 2025. The Company would then anticipate reducing or eliminating any tax liability in the aggregate for the full year ending December 31, 2025. (See also “Risks and Uncertainties”. — Note 1.)

Income taxes — The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 740, “Income Taxes” for establishing and classifying any tax provisions for uncertain tax positions. The Company’s policy is to recognize and include accrued interest and penalties related to unrecognized tax benefits as a component of income tax expenses. The Company is not aware of any entity level uncertain tax positions.

Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in operations in the period that includes the enacted date.

Net income/(loss) per share attributable to common stockholders

Net income/(loss) per share attributable to common stockholders — The Company computed basic net income/(loss) per share attributable to common stockholders by dividing net income/(loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net income/(loss) per common share after giving consideration to all potentially dilutive common stock, including stock options, RSU awards, and warrants to purchase common stock outstanding during the period determined using the treasury-stock method as well as the convertible notes outstanding during the period determined using the if-converted method, except where the effect of including such securities would be antidilutive.

Net loss per share attributable to common stockholders — The Company computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of common stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per common share after giving consideration to all potentially dilutive common stock, including stock options, RSU awards, and warrants to purchase common stock outstanding during the period determined using the treasury-stock method as well as the convertible notes outstanding during the period determined using the if-converted method, except where the effect of including such securities would be antidilutive.

Recent accounting pronouncements

Recent accounting pronouncements — In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires entities to disclose specific rate reconciliations, amount of income taxes separated by federal and individual jurisdiction, and the amount of income/(loss) from continuing operations before income tax expense (benefit) disaggregated between federal, state, and foreign. The new standard is effective for the Company for its annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the statement of operations. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact these standards will have on its financial statements.

Recent accounting pronouncements — In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires entities to disclose specific rate reconciliations, amount of income taxes separated by federal and individual jurisdiction, and the amount of income/(loss) from continuing operations before income tax expense (benefit) disaggregated between federal, state, and foreign. The new standard is effective for the Company for its annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 is designed to improve the reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the Company’s chief operating decision — making group (the “CODM”). The new standard is effective for the Company for its annual periods beginning January 1, 2024 and for interim periods beginning January 1, 2025, with early adoption permitted. The Company adopted ASU 2023-07 on January 1, 2024, which did not have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the statement of operations. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact these standards will have on it financial statements.

Fair value option

Fair value option — As permitted under ASC Topic 825, Financial Instruments (“ASC Topic 825”), the Company has elected the fair value option to account for its convertible notes issued in 2022 through 2024. In accordance with ASC Topic 825, the Company records the convertible notes at fair value with changes in fair value recorded as a component of other income (expense) in the consolidated statements of operations. As a result of applying the fair value option, direct costs and fees related to the convertible notes are expensed as incurred and are not deferred. The Company concluded it is appropriate to apply the fair value option as they are liabilities not classified as a component of stockholders’ equity/(deficit). In addition, the convertible notes meet all applicable criteria for electing fair value option under ASC Topic 825.

Convertible notes

Convertible notes — The Company’s convertible promissory notes are recognized initially and subsequently at fair value, inclusive of their respective accrued interest at their stated interest rates, which are included in convertible notes on the Company’s consolidated balance sheets. The changes in the fair value of these convertible notes are recorded as “changes in fair value of convertible notes” as a component of other income/(expense) in the consolidated statements of operations. The changes in fair value related to the accrued interest components are also included within the single line of change in fair value of convertible notes on the consolidated statements of operations. The convertible notes were reclassified to equity under the terms of the respective promissory note agreements upon the effectiveness of the Company’s IPO on November 25, 2024. (See Notes 5 and 6.)

Warrant liabilities

Warrant liabilities — The Company issued certain warrants for the purchase of shares of its common stock in connection with the Company’s convertible notes (see Note 7) and classified them as a liability on its consolidated balance sheets. These warrants are classified as a liability under ASC 480 as the Company may settle the warrants by issuing a variable number of its common shares and the monetary value of the obligation is based solely or predominantly on a fixed monetary amount known at inception. The warrant liabilities were initially recorded at fair value on the issuance date of each warrant and were subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liabilities were recognized as a component of other income (expense) in the consolidated statements of operations. Changes in the fair value of the warrant liabilities continued to be recognized until the warrants were exercised, expired or qualified for equity classification. The warrant liabilities were reclassified to equity under the terms of the respective warrant agreements upon the effectiveness of the Company’s IPO on November 25, 2024. (See Notes 5 and 7.)

Business Combinations

Business Combinations — The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805 — Business Combinations, by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, measured at the acquisition date fair value. The determination of fair value involves assumptions, estimates and judgments. The initial allocation of the purchase price is considered preliminary and therefore subject to change until the end of the measurement period (up to one year from the acquisition date). Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net assets acquired. Contingent consideration is included within the purchase price and is initially recognized at fair value as of the acquisition date. Contingent consideration classified as either an asset or liability, is remeasured to fair value each reporting period, until the contingency is resolved. Changes in contingent consideration period-over-period are recognized in earnings.

Acquisition related expenses are recognized separately from the business combination and are expensed as incurred.

Deferred transaction costs And Liabilities for Deferred Revenue

Deferred transaction costs — Deferred transaction costs consist of direct legal, accounting, filing and other fees and costs directly attributable to: the proposed Business Combination Agreement that was terminated in May 2023; and, the Company’s recently completed IPO. Deferred transaction costs were approximately $0 and $1,397,964 as of December 31, 2024 and 2023, respectively. The Company had previously incurred deferred transaction costs related to a proposed Business Combination Agreement that was terminated May 18, 2023, with related deferred transaction costs then being expensed (in the quarter ended June 30, 2023). Subsequent to the termination of the Business Combination Agreement, the Company prepared for an initial public offering (“IPO”) (which the Company successfully consummated on November 25, 2024). Accordingly, the deferred offering costs relating to the Company’s contemplated IPO continued to be deferred and capitalized as incurred through the date of the IPO. Deferred offering costs of $2,367,921 and underwriting commissions and expenses of $790,000 were offset against IPO proceeds as of November 25, 2024, the date of the Company’s initial public offering.

Liabilities for Deferred Revenue — During 2023, the Company entered into a distilled spirits barreling production agreement with Tiburon Opportunity Fund, L.P. for the production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made in January 2023. The agreement was amended in March 2024 to a reduced number of 600 barrels for $500,000. The then $500,000 excess prepayment was then used to purchase a Whiskey Note in the principal amount of $672,500 and subsequently exchanged (upon the consummation of the Company’s IPO) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock. (See Note 5.)

Reclassification

Reclassification — Certain amounts in the prior period financial statements have been reclassified to conform to the presentation of the current period financial statements. These reclassifications had no effect on the previously reported net loss.

Segment Information

Segment Information — Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision — making group, in deciding how to allocate resources and assess performance. The Company’s CODM is the Chief Executive Officer. The Company operates as one operating segment and uses net income as measures of profit or loss on a consolidated basis in making decisions regarding resource allocation and performance assessment. Additionally, the Company’s CODM regularly reviews the Company’s expenses on a consolidated basis. The financial metrics used by the CODM help make key operating decisions, such as allocation of budgets between the following significant segment expenses: cost of revenues; general and administrative; and research and development expenses.